INCOME TAX EXPENSE - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of the valuation allowance
Balance as of January 1	$ 2,729,721	$ 938,875
Addition	2,277,418	1,790,846
Balance as of December 31	$ 5,007,139	$ 2,729,721